Organization and Principal Activities (Details)		1 Months Ended					12 Months Ended
	Jul. 16, 2015 shares	Apr. 30, 2015	Dec. 31, 2014 $ / shares	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Oct. 31, 2009	Dec. 31, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares
Organization and Principal Activities
Net proceeds from equity method investment after deducting commissions and related expenses								$ 176,704,417
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.001				$ 0.001	$ 0.001
Partial spin-off
Organization and Principal Activities
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.001					$ 0.001
Shanghai Real Estate Sales (Group) Co., Ltd..
Organization and Principal Activities
Ownership interest (as a percent)							100.00%
Shanghai City Rehouse Real Estate Agency Ltd.
Organization and Principal Activities
Ownership interest (as a percent)							85.00%
Scepter
Organization and Principal Activities
Ownership interest (as a percent)		51.00%
Percentage of ownership held by noncontrolling owners		49.00%
Shanghai CRIC Information Technology Co., Ltd
Organization and Principal Activities
Ownership interest (as a percent)							100.00%
Leju Holdings Ltd.
Organization and Principal Activities
Ownership interest (as a percent)							69.00%
Shanghai Xinju Finance Information Services Co Ltd
Organization and Principal Activities
Ownership interest (as a percent)							56.00%
Shanghai Weidian Information Technology Co Ltd
Organization and Principal Activities
Ownership interest (as a percent)							55.00%
COHT | CRIC
Organization and Principal Activities
SINA's equity interest acquired (as a percent)						66.00%
Tencent | Leju Holdings Ltd.
Organization and Principal Activities
Percentage of equity interest sold					15.00%
Net proceeds from equity method investment after deducting commissions and related expenses					$ 176,400,000
Initial public offering | Leju Holdings Ltd.
Organization and Principal Activities
Proceeds from issuance of ordinary shares of Leju upon initial public offering, net of paid issuance costs of $15,036,616				$ 101,400,000
Private placement | Tencent | Leju Holdings Ltd.
Organization and Principal Activities
Proceeds from issuance of private placement				$ 18,900,000
Ordinary Shares | Partial spin-off
Organization and Principal Activities
Dividend Conversion Ratio			0.05
Ordinary Shares | Initial public offering | Jupai
Organization and Principal Activities
Number of ordinary shares, issued | shares	16,565,592
ADSs | Partial spin-off
Organization and Principal Activities
Dividend Conversion Ratio			0.05